Financial Risk Management - Summary of Maturity Analysis of Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (126,877)	R$ (86,152)
2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(20,951)
2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(30,496)	(16,287)
2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(25,872)	(13,789)
2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(22,546)	(12,749)
2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,250)	(10,201)
2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,178)	(5,548)
2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,029)	(5,667)
2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,183)	(962)
2034
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(2,323)
Total contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(189,587)	(100,721)
Total contractual cash flows [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(21,569)
Total contractual cash flows [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(35,311)	(19,097)
Total contractual cash flows [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(33,032)	(17,490)
Total contractual cash flows [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(31,822)	(17,238)
Total contractual cash flows [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(27,311)	(13,148)
Total contractual cash flows [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(19,404)	(5,548)
Total contractual cash flows [Member] | 2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,024)	(5,667)
Total contractual cash flows [Member] | 2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,922)	(962)
Total contractual cash flows [Member] | 2034
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(11,759)
Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(141,687)	(49,815)
Brazil [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(11,903)
Brazil [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(24,132)	(10,580)
Brazil [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(24,132)	(10,580)
Brazil [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(24,132)	(10,580)
Brazil [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(19,489)	(6,172)
Brazil [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,989)	0
Brazil [Member] | 2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,989)
Brazil [Member] | 2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,067)
Brazil [Member] | 2034
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(11,759)
USA [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(31,114)	(36,238)
USA [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(4,307)
USA [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,954)	(4,449)
USA [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,867)	(4,914)
USA [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,768)	(5,141)
USA [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,759)	(5,311)
USA [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,875)	(5,486)
USA [Member] | 2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,036)	(5,667)
USA [Member] | 2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(855)	(962)
Others [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(16,786)	(14,668)
Others [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(5,359)
Others [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,226)	(4,068)
Others [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,034)	(1,995)
Others [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(2,922)	(1,517)
Others [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(3,063)	(1,666)
Others [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (1,541)	R$ (62)